SHARE CAPITAL AND SHARE BASED COMPENSATION - Performance based RSU's (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted average assumptions used:
Expected dividend yield (in percent)		0.00%
Implied volatility term (in years)		10 months 24 days
Weighted average grant date fair value per share
Compensation cost recognized in the consolidated statement of income		$ 1,434	$ 2,274	$ 7,148
RSU cost capitalized		16	$ 110	608
Restricted Stock Units, Time And Performance Based
Weighted average grant date fair value per share
Unrecognized compensation cost		$ 1,700
Weighted average period of recognition for unrecognized compensation cost (in years)		1 year
Performance based restricted stock units
Share options:
Award vesting period (in years)		3 years
Number of shares authorized for grant (in shares)		159,430
Weighted average assumptions used:
Remaining performance period (in years)	2 years 9 months 18 days	1 year 2 months 15 days	2 years 2 months 15 days
Expected term of options (in years)	3 years
Expected dividend yield (in percent)	0.00%
Risk free interest rate (in percent)	0.42%
Expected volatility of common stock (in percent)	84.00%
Share price (in dollars per share)	$ 7.49
Nonvested, Number of Shares
Nonvested RSUs (in shares)		28,000	159,000
Forfeited during the year (in dollars per share)		$ 6.25
Forfeited in period (in shares)		(131,000)
Weighted average grant date fair value per share
Nonvested RSUs (in dollars per share)		$ 6.25	$ 6.25
Compensation cost recognized in the consolidated statement of income		$ 1,774	$ 2,739	1,124
RSU cost capitalized		$ 322	$ 295	$ 0
Performance based restricted stock units | Minimum
Share options:
Award vesting right (in percent)		0.00%
Performance based restricted stock units | Maximum
Share options:
Award vesting right (in percent)		100.00%